SHAREHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Summary of warrant activity
Below is a summary of warrant activity for the three months ended June 30, 2016:

	Warrants	Weighted- Average Exercise Price
Outstanding at January 1, 2016	2,478,316	$14.80
Warrants issued with Series B Preferred Stock	10,318,182	2.36
Warrants issued with Convertible Notes	1,145,238.85
Warrant issued to SOS Ventures	200,000	25.00
Exercised, forfeited or expired	(420,989)	(35.67)
Outstanding at June 30, 2016	13,720,747	$4.02

A summary of warrant activity for the twelve months ended December 31, 2015 and 2014:

	Warrants	Weighted- Average Exercise Price
Outstanding at January 1, 2014	677,391	52.40
Warrants issued in connection with conversion of debt	450,001	25.00
Warrants issued in connection with January 2014 private placement	295,912	25.00
Warrants issued to TR Winston as placement fee in January 2014 private placement	24,300	25.00
Warrants issued with Series A Preferred shares in May 2014	155,602	28.90
Warrants issued to Bristol (consultant)	100,000	20.00
Warrants issued to MDC (consultant)	10,000	20.00
Warrants issued to MDC (consultant)	25,000	23.30
Exercised, forfeited, or expired	(37,500)	(25.00)
Outstanding at December 31, 2014	1,700,706	$35.90
Warrants issued to consultants	60,000	16.30
Warrants issued to Heartland	22,500	25.00
Warrants issued with Convertible Notes	1,180,001	2.50
Exercised, forfeited, or expired	(484,891)	(61.30)
Outstanding at December 31, 2015	2,478,316	$14.80